Note 10 - Goodwill	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Goodwill Disclosure [Text Block]
Note
10
– Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since
January 31, 2019:

	January 31,	January 31,
	2021	2020
Balance at beginning of period	523,690	378,178
Acquisition of Visual Compliance	-	118,785
Acquisition of CORE	-	12,670
Acquisition of STEPcom	-	10,019
Acquisition of BestTransport	-	5,513
Acquisition of Peoplevox	15,182	-
Acquisition of Kontainers	3,461	-
Acquisition of ShipTrack	10,327	-
Adjustments on account of foreign exchange	12,517	(1,475)
Balance at end of period	565,177	523,690